Net Income per Share (Narrative) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 22, 2016	Nov. 20, 2015
Stock Options [Member]
Debt Instrument [Line Items]
Antidilutive securities Excluded from Computation of Earnings Per Share (in Shares)	11,192,000	3,892,000	502,000
Restricted Stock [Member]
Debt Instrument [Line Items]
Antidilutive securities Excluded from Computation of Earnings Per Share (in Shares)	1,013,000	1,139,000	1,830,000
December 2021 Notes [Member]
Debt Instrument [Line Items]
Convertible Debt	$ 16,950	$ 124,644		$ 150,000	$ 150,000